FAIR VALUE MEASUREMENT - Financial Assets not Measured at Fair Value on a Recurring Basis (Details) - Nonrecurring - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	$ 11,399	$ 815
Carrying Value | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes receivable		815
Carrying Value | Level 3 | Notes receivable - current
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes receivable	8
Carrying Value | Level 3 | Notes receivable - non-current
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes receivable	3,391
Advance payment - non-current	8,000
Estimated Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	11,399	815
Estimated Fair Value | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes receivable		$ 815
Estimated Fair Value | Level 3 | Notes receivable - current
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes receivable	8
Estimated Fair Value | Level 3 | Notes receivable - non-current
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes receivable	3,391
Advance payment - non-current	$ 8,000